Rockefeller Climate Solutions Fund
Schedule of Investments
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 96 .56%
Aerospace & Defense — 3 .44%
Maxar Technologies, Inc. ................................. 60,621 $ 3,121,982
Building Products — 7 .47%
A O Smith Corp. ....................................... 29,919 1,963,584
AZEK Co., Inc. (a) ...................................... 44,548 1,073,161
Cie de Saint-Gobain .................................... 42,321 2,514,822
Geberit AG ........................................... 2,302 1,242,385
6,793,952
Chemicals — 4 .47%
Air Products and Chemicals, Inc. ........................... 8,736 2,498,321
Ginkgo Bioworks Holdings, Inc. (a) ......................... 29,408 43,230
Koninklijke DSM NV .................................... 12,382 1,525,831
4,067,382
Commercial Services & Supplies — 2 .53%
Rentokil Initial PLC ..................................... 158,997 978,011
Tetra Tech, Inc. ........................................ 9,676 1,324,547
2,302,558
Construction & Engineering — 5 .01%
MasTec, Inc. (a) ....................................... 26,216 2,561,828
Stantec, Inc. .......................................... 34,366 1,996,225
4,558,053
Diversified Telecommunication Services — 2 .11%
Iridium Communications, Inc. (a) ........................... 31,187 1,913,946
Electric Utilities — 4 .50%
Enel SpA ............................................ 226,823 1,272,375
SSE PLC ............................................ 134,761 2,820,404
4,092,779
Electrical Equipment — 5 .33%
Array Technologies, Inc. (a) ............................... 41,116 770,514
Schneider Electric SE ................................... 17,246 2,767,237
Vestas Wind Systems AS ................................ 45,948 1,311,124
4,848,875
Electronic Equipment, Instruments & Components — 10 .60%
Badger Meter, Inc. ...................................... 19,498 2,371,347
Halma PLC ........................................... 58,609 1,525,386
TE Connectivity Ltd. .................................... 14,313 1,822,331
Teledyne Technologies, Inc. (a) ............................ 4,157 1,787,801
Trimble, Inc. (a) ........................................ 40,977 2,133,262
9,640,127

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 96.56% (Continued)
Food Products — 5 .99%
Bakkafrost P/F ........................................ 43,406 $ 2,839,871
Darling Ingredients, Inc. (a) ............................... 41,167 2,604,636
5,444,507
Hotels, Restaurants & Leisure — 0 .78%
Sweetgreen, Inc. (a) .................................... 81,034 706,617
Independent Power and Renewable Electricity Producers — 3 .78%
Brookfield Renewable Corp. .............................. 68,513 1,908,087
Sunnova Energy International, Inc. (a) ....................... 85,995 1,528,991
3,437,078
Industrial Conglomerates — 1 .54%
Hitachi Ltd. ........................................... 27,700 1,402,117
Life Sciences Tools & Services — 7 .38%
Danaher Corp. ........................................ 14,944 3,699,088
Thermo Fisher Scientific, Inc. ............................. 5,563 3,013,811
6,712,899
Machinery — 16 .58%
ATS Corp. (a) ......................................... 36,972 1,491,615
Kubota Corp. ......................................... 101,800 1,536,546
METAWATER Co. Ltd. ................................... 114,100 1,396,805
Mueller Industries, Inc. .................................. 45,097 3,335,825
Mueller Water Products, Inc. .............................. 104,249 1,445,934
Pentair PLC .......................................... 36,436 2,038,230
Timken Co. ........................................... 25,958 2,218,111
Xylem, Inc./NY ........................................ 15,656 1,607,088
15,070,154
Multi-Utilities — 0 .75%
WEC Energy Group, Inc. ................................. 7,645 677,806
Professional Services — 9 .31%
Arcadis NV ........................................... 55,393 2,290,582
Bureau Veritas SA ...................................... 134,824 3,851,448
Verisk Analytics, Inc. .................................... 13,556 2,319,567
8,461,597
Software — 3 .62%
ANSYS, Inc. (a) ....................................... 5,380 1,633,422
Bentley Systems, Inc. ................................... 12,263 496,161
Roper Technologies, Inc. ................................. 2,699 1,161,110
3,290,693

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive property of MSCI,
Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
Common Stocks — 96.56% (Continued)
Water Utilities — 1 .37%
American Water Works Co., Inc. ........................... 8,837 $ 1,240,538
T otal Common Stocks (Cost $ 94,121,142 )
................
87,783,660
Real Estate Investment Trusts — 1 .14%
Mortgage Real Estate Investment Trusts (REITs) — 1 .14%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ........ 33,035 1,037,629
T otal Real Estate Investment Trusts (Cost $ 1,886,358 )
......
1,037,629
Money Market Funds — 2 .50%
Morgan Stanley Institutional Liquidity Funds - Institutional Class ,
4 .411% (b) ........................................... 2,272,307 2,272,307
Total Money Market Funds (Cost $ 2,272,307 )
.............
2,272,307
Total Investments (Cost $98,279,807) — 100.20% 91,093,596
Liabilities in E xcess of Other Assets — ( 0 .20 ) %
............. (177,328)
Total Net Assets — 100.00%
.............................
$ 90,916,268
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.
(b)
The rate shown represents the seven-day yield as of February 28, 2023.

Notes to Schedule of Investments
February 28, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

Notes to Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2023:
Rockefeller Climate Solutions Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 58,508,717 $ 29,274,944 $ – $ 87,783,660
Real Estate Investment Trusts 1,037,629 – – 1,037,629
Total Equity Securities 59,546,346 29,274,944 – 88,821,289
Money Market Funds 2,272,307 – – 2,272,307
Total Investments in Securities $ 61,818,653 $ 29,274,944 $ – $ 91,093,596
(1)
See the Schedule of Investments for industry classifications.